As filed with the Securities and Exchange Commission on February 23, 2017

Securities Act Registration No.    002-34393

Investment Company Registration No.      811-01879

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (No. 002-34393)	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 244	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (No. 811-01879)	☒

Amendment No. 227	☒

(Check Appropriate Box or Boxes)

JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Kathryn Santoro – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on May 9, 2017 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 244 to the Registrant’s Registration Statement on Form N-1A (File No. 002-34393) (the “Registration Statement”) is being filed for the sole purpose of obtaining EDGAR class and series identifiers for Janus Henderson International Small Cap Fund, a series of the Registrant.

Janus Henderson International Small Cap Fund was included in the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 242 to the Registration Statement; however, EDGAR class and series identifiers for Janus Henderson International Small Cap Fund were inadvertently omitted from that filing.

This Post-Effective Amendment No. 244 incorporates the Registrant’s Prospectuses (Part A) and Statements of Additional Information (Part B) by reference to Post-Effective Amendment No. 242 to the Registration Statement, which was filed with the U.S. Securities and Exchange Commission on February 16, 2017 (EDGAR Accession No. 0001193125-17-046853).

Accordingly, this Post-Effective Amendment No. 244 consists only of a facing page, this explanatory note and Part C.

JANUS INVESTMENT FUND

PART C - OTHER INFORMATION

ITEM 28.	Exhibits

Exhibit (a) – Articles of Incorporation
(a)(1)	Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).
(a)(2)	Certificate of Amendment Establishing and Designating Series, dated September 16, 2003, is incorporated herein by reference to Exhibit 1(jj) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).
(a)(3)	Form of Certificate of Establishment and Designation for Janus Research Fund and Janus Explorer Fund is incorporated herein by reference to Exhibit 1(kk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(a)(4)	Certificate Redesignating Janus Explorer Fund is incorporated herein by reference to Exhibit 1(ll) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).
(a)(5)	Certificate Redesignating Janus Flexible Income Fund is incorporated herein by reference to Exhibit 1(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(a)(6)	Form of Certificate of Establishment and Designation of Janus Smart Portfolios is incorporated herein by reference to Exhibit 1(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(a)(7)	Form of Certificate Redesignating Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 1(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(a)(8)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).
(a)(9)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).
(a)(10)	Certificate Redesignating Janus Core Equity Fund is incorporated herein by reference to Exhibit 1(pp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(a)(11)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(ss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(a)(12)	Certificate Redesignating Janus Mercury Fund is incorporated herein by reference to Exhibit 1(tt) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).
(a)(13)	Certificate Redesignating Janus Research Fund is incorporated herein by reference to Exhibit 1(uu) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).
(a)(14)	Certificate Redesignating Janus Mid Cap Value Fund, dated December 23, 2008, is incorporated herein by reference to Exhibit 1(vv) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(a)(15)	Certificate Redesignating Janus Small Cap Value Fund, dated December 23, 2008, is incorporated herein by reference to Exhibit 1(ww) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(16)	Amendment to Certificate Redesignating Janus Mid Cap Value Fund, dated December 30, 2008, is incorporated herein by reference to Exhibit 1(xx) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(a)(17)	Amendment to Certificate Redesignating Janus Small Cap Value Fund, dated December 30, 2008, is incorporated herein by reference to Exhibit 1(yy) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(a)(18)	Certificate Redesignating INTECH Risk-Managed Stock Fund, dated February 24, 2009, is incorporated herein by reference to Exhibit 1(zz) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(a)(19)	Certificate Redesignating Janus Fundamental Equity Fund, dated February 24, 2009 is incorporated herein by reference to Exhibit (aaa) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(a)(20)	Form of Certificate of Establishment and Designation of Series and Share Classes is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(a)(21)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(a)(22)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(a)(23)	Certificate Redesignating Janus Global Opportunities Fund, dated July 7, 2010, is incorporated herein by reference to Exhibit (a)(23) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(a)(24)	Form of Certificate of Establishment and Designation of Series and Share Classes (Perkins Value Plus Income Fund) is incorporated herein by reference to Exhibit (a)(24) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(a)(25)	Certificate Redesignating Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate, and Janus Smart Portfolio – Conservative, dated July 22, 2010, is incorporated herein by reference to Exhibit (a)(25) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).
(a)(26)	Certificate Redesignating Janus Modular Portfolio Construction Fund, dated August 26, 2010, is incorporated herein by reference to Exhibit (a)(26) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(a)(27)	Certificate Redesignating Janus Orion Fund, dated September 14, 2010, is incorporated herein by reference to Exhibit (a)(27) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(a)(28)	Certificate of Termination of Janus International Forty Fund, dated August 23, 2010, is incorporated herein by reference to Exhibit (a)(28) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(a)(29)	Certificate of Establishment and Designation of Series and Share Classes (Janus Emerging Markets Fund and Janus Global Bond Fund) is incorporated herein by reference to Exhibit (a)(29) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(a)(30)	Certificate of Establishment and Designation of Series and Share Classes (Janus Protected Growth Fund) is incorporated herein by reference to Exhibit (a)(30) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).
(a)(31)	Form of Certificate of Establishment and Designation of Share Classes (Janus Venture Fund) is incorporated herein by reference to Exhibit (a)(31) to Post-Effective Amendment No. 148, filed on May 2, 2011 (File No. 2-34393).

(a)(32)	Form of Certificate Redesignating Janus Protected Growth Fund is incorporated herein by reference to Exhibit (a) (32) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).
(a)(33)	Form of Certificate of Establishment and Designation of Series and Share Classes (Janus Real Return Allocation Fund) is incorporated herein by reference to Exhibit (a)(33) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(a)(34)	Certificate of Establishment and Designation of Series and Share Classes (Janus Asia Equity Fund) is incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).
(a)(35)	Certificate Redesignating Janus Dynamic Allocation Fund and Janus Long/Short Fund, dated September 28, 2011, is incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).
(a)(36)	Certificate Redesignating INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed Value Fund, and INTECH Risk-Managed International Fund, dated December 2, 2011, is incorporated herein by reference to Exhibit (a)(36) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(a)(37)	Certificate of Establishment and Designation of Series and Share Classes (INTECH Global Dividend Fund and Perkins Select Value Fund), dated December 2, 2011, is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(a)(38)	Certificate of Establishment and Designation of Series and Share Classes (Janus Protected Series – Global), dated December 2, 2011, is incorporated herein by reference to Exhibit (a)(38) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).
(a)(39)	Certificate of Establishment and Designation of Share Class (Class N Shares), dated May 22, 2012, is incorporated herein by reference to Exhibit (a)(39) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).
(a)(40)	Certificate of Termination of Janus Global Market Neutral Fund, dated October 8, 2012, is incorporated herein by reference to Exhibit (a)(40) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).
(a)(41)	Certificate Redesignating Janus Real Return Allocation Fund, dated October 8, 2012, is incorporated herein by reference to Exhibit (a)(41) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).
(a)(42)	Certificate of Establishment and Designation of Series and Share Classes (Janus Diversified Alternatives Fund), dated December 18, 2012, is incorporated herein by reference to Exhibit (a)(42) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).
(a)(43)	Certificate Redesignating Janus Conservative Allocation Fund, Janus Growth Allocation Fund, and Janus Moderate Allocation Fund, dated February 11, 2013, is incorporated herein by reference to Exhibit (a)(43) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(a)(44)	Certificate of Termination of Janus Global Research Fund, dated March 18, 2013, is incorporated herein by reference to Exhibit (a)(44) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(a)(45)	Certificate Redesignating Janus Worldwide Fund, dated March 11, 2013, is incorporated herein by reference to Exhibit (a)(45) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(a)(46)	Certificate of Establishment and Designation of Series and Share Classes (Perkins International Value Fund), dated March 20, 2013, is incorporated herein by reference to Exhibit (a)(46) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(a)(47)	Form of Certificate of Termination of Janus World Allocation Fund is incorporated herein by reference to Exhibit (a) (47) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(a)(48)	Form of Certificate Redesignating Janus Protected Series – Global and Janus Protected Series – Growth is incorporated herein by reference to Exhibit (a)(48) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(a)(49)	Form of Certificate of Establishment and Designation of Series and Share Classes (Janus Multi-Sector Income Fund) is incorporated herein by reference to Exhibit (a)(49) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).
(a)(50)	Form of Certificate of Establishment and Designation of Series and Share Classes (Janus Unconstrained Bond Fund) is incorporated herein by reference to Exhibit (a)(50) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).
(a)(51)	Certificate Redesignating Janus Unconstrained Bond Fund, dated September 30, 2014, is incorporated herein by reference to Exhibit (a)(51) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).
(a)(52)	Form of Certificate of Establishment and Designation of Share Class (INTECH Funds – Class N Shares) is incorporated herein by reference to Exhibit (a)(52) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).
(a)(53)	Form of Certificate of Establishment and Designation of Series (INTECH Emerging Markets Managed Volatility Fund) is incorporated herein by reference to Exhibit (a)(53) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).
(a)(54)	Form of Certificate of Establishment and Designation of Share Class (INTECH U.S. Managed Volatility Fund – Class D Shares) is incorporated herein by reference to Exhibit (a)(54) to Post-Effective Amendment No. 213, filed on December 22, 2014 (File No. 2-34393).
(a)(55)	Certificate Redesignating INTECH U.S. Value Fund, INTECH U.S. Growth Fund, INTECH Global Dividend Fund, and INTECH International Fund, dated December 12, 2014, is incorporated herein by reference to Exhibit (a)(55) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(a)(56)	Certificate of Establishment and Designation of Share Class (Janus Global Unconstrained Bond Fund – Class R Shares), dated January 5, 2015, is incorporated herein by reference to Exhibit (a)(56) to Post-Effective Amendment No. 218, filed on February 6, 2015 (File No. 2-34393).
(a)(57)	Certificate of Establishment and Designation of Share Class (INTECH International Managed Volatility Fund – Class D Shares), dated April 22, 2015, is incorporated herein by reference to Exhibit (a)(57) to Post-Effective Amendment No. 223, filed on April 24, 2015 (File No. 2-34393).
(a)(58)	Certificate of Termination of INTECH U.S. Managed Volatility Fund II, dated April 29, 2015, is incorporated herein by reference to Exhibit (a)(58) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).
(a)(59)	Certificate of Establishment and Designation of Janus Adaptive Global Allocation Fund, dated June 19, 2015, is incorporated herein by reference to Exhibit (a)(59) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).

(a)(60)	Certificate of Termination of Janus Preservation Series – Growth and Janus Preservation Series – Global, dated December 11, 2015, is incorporated herein by reference to Exhibit (a)(60) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).
(a)(61)	Certificate of Establishment and Designation of Share Class (Janus Forty Fund – Class D Shares), dated January 25, 2017, is incorporated herein by reference to Exhibit (a)(61) to Post-Effective Amendment No. 241, filed on January 27, 2017 (File No. 2-34393).
(a)(62)	Certificate of Establishment and Designation of Share Class (Janus Global Technology Fund – Class N Shares), dated January 25, 2017, is incorporated herein by reference to Exhibit (a)(62) to Post-Effective Amendment No. 241, filed on January 27, 2017 (File No. 2-34393).
(a)(63)	Certificate of Establishment and Designation of Share Class (Janus Research Fund – Class R Shares), dated January 25, 2017, is incorporated herein by reference to Exhibit (a)(63) to Post-Effective Amendment No. 241, filed on January 27, 2017 (File No. 2-34393).
(a)(64)	Certificate of Establishment and Designation of Janus Henderson All Asset Fund, Janus Henderson Dividend & Income Builder Fund, Janus Henderson Emerging Markets Fund, Janus Henderson European Focus Fund, Janus Henderson Global Equity Income Fund, Janus Henderson International Long/Short Equity Fund, Janus Henderson International Opportunities Fund, Janus Henderson International Small Cap Fund, Janus Henderson Strategic Income Fund, and Janus Henderson U.S. Growth Opportunities Fund, dated February 15, 2017, is incorporated herein by reference to Exhibit (a)(64) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
Exhibit (b) – By-laws
(b)(1)	Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(b)(2)	First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(b)(3)	Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
Exhibit (c) – Instruments Defining Rights of Security Holders
(c)(1)	Specimen Stock Certificate for Janus Fund(1) is incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(c)(2)	Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(c)(3)	Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(c)(4)	Specimen Stock Certificate for Janus Twenty Fund(1) is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(1)	Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

(c)(5)	Specimen Stock Certificate for Janus Flexible Income Fund(1) is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(6)	Specimen Stock Certificate for Janus Intermediate Government Securities Fund(1)filed as Exhibit 4(f) to Post-Effective Amendment No. 46, filed on June 18, 1992 (File No. 2-34393), has been withdrawn.
(c)(7)	Specimen Stock Certificate for Janus Venture Fund(1) is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(8)	Specimen Stock Certificate for Janus Enterprise Fund is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(9)	Specimen Stock Certificate for Janus Balanced Fund is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(10)	Specimen Stock Certificate for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(11)	Specimen Stock Certificate for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 4 (k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(c)(12)	Specimen Stock Certificate for Janus Mercury Fund is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(c)(13)	Specimen Stock Certificate for Janus Overseas Fund is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(c)(14)	Revised Specimen Stock Certificates for Janus High-Yield Fund and Janus Olympus Fund are incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(c)(15)	Revised Specimen Stock Certificate for Janus Equity Income Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(c)(16)	Revised Specimen Stock Certificate for Janus Special Situations Fund filed as Exhibit 4(p) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393), has been withdrawn.
(c)(17)	Specimen Stock Certificate for Janus Global Life Sciences Fund filed as Exhibit 4(q) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.
(c)(18)	Form of Specimen Stock Certificate for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 3(r) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).
(c)(19)	Form of Specimen Stock Certificate for Janus Global Technology Fund is incorporated herein by reference to Exhibit 3(s) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).
Exhibit (d) – Investment Advisory Contracts
(d)(1)	Investment Advisory Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(2)	Investment Advisory Agreements for Janus Growth and Income Fund and Janus Worldwide Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(3)	Investment Advisory Agreements for Janus Twenty Fund and Janus Venture Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(4)	Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(5)	Investment Advisory Agreements for Janus Enterprise Fund, Janus Balanced Fund, and Janus Short-Term Bond Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(6)	Investment Advisory Agreements for Janus Federal Tax-Exempt Fund and Janus Mercury Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(7)	Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(8)	Investment Advisory Agreements for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(9)	Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(10)	Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(11)	Investment Advisory Agreement for Janus Global Life Sciences Fund filed as Exhibit 5(m) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.
(d)(12)	Form of Investment Advisory Agreement for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).
(d)(13)	Form of Investment Advisory Agreement for Janus Global Technology Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).
(d)(14)	Investment Advisory Agreement for Janus Strategic Value Fund is incorporated herein by reference to Exhibit 4 (p) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).
(d)(15)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(q) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(16)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(17)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Twenty Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(s) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(18)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(t) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(19)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Balanced Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(u) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(20)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(v) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(21)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(w) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(22)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Life Sciences Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(x) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(23)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Technology Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(y) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(24)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Mercury Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(z) of Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(25)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Strategic Value Fund dated September 14, 1999, is incorporated herein by reference to Exhibit 4(cc) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(26)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Venture Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(dd) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(27)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(ee) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).
(d)(28)	Form of Investment Advisory Agreement for Janus Orion Fund is incorporated herein by reference to Exhibit 4 (ff) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).
(d)(29)	Form of Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(hh) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).
(d)(30)	Form of Amendment dated July 31, 2001 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, as amended January 31, 2000, is incorporated herein by reference to Exhibit 4(ii) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).
(d)(31)	Form of Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(kk) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(d)(32)	Form of Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ll) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).
(d)(33)	Form of Investment Advisory Agreement for Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 4(mm) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(d)(34)	Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(nn) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(d)(35)	Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(oo) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(d)(36)	Form of Investment Advisory Agreement for Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 4(pp) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(d)(37)	Form of Sub-Advisory Agreement for Mid Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(qq) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(d)(38)	Form of Sub-Advisory Agreement for Mid Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(rr) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(d)(39)	Amendment to Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(ss) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).
(d)(40)	Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(tt) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(41)	Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(42)	Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(vv) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(43)	Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(xx) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(44)	Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(yy) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(45)	Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(zz) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(46)	Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(47)	Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(48)	Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ccc) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(49)	Investment Advisory Agreement for Janus Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ddd) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(50)	Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(eee) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(51)	Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(fff) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(52)	Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(hhh) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(53)	Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(iii) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(54)	Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(jjj) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(55)	Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(kkk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(56)	Investment Advisory Agreement for Janus Small Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(lll) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(57)	Investment Advisory Agreement for Janus Special Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(mmm) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(58)	Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(nnn) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(59)	Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ooo) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(60)	Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ppp) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(61)	Amendment to Investment Advisory Agreement for Janus Special Equity Fund dated September 30, 2004 is incorporated herein by reference to Exhibit 4(qqq) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(62)	Investment Advisory Agreement for Janus Explorer Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(rrr) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(63)	Investment Advisory Agreement for Janus Research Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(sss) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(d)(64)	Amendment to Investment Advisory Agreement for Janus Explorer Fund is incorporated herein by reference to Exhibit 4(ttt) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).
(d)(65)	Amendment to Investment Advisory Agreement for Janus Flexible Income Fund dated February 28, 2005 is incorporated herein by reference to Exhibit 4(uuu) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(66)	Form of Investment Advisory Agreement for Janus Smart Portfolio – Growth is incorporated herein by reference to Exhibit 4(vvv) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(d)(67)	Form of Investment Advisory Agreement for Janus Smart Portfolio – Moderate is incorporated herein by reference to Exhibit 4(www) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(d)(68)	Form of Investment Advisory Agreement for Janus Smart Portfolio – Conservative is incorporated herein by reference to Exhibit 4(xxx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(d)(69)	Investment Advisory Agreement for Janus Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(yyy) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(70)	Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(zzz) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(71)	Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(aaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(72)	Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(cccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(73)	Investment Advisory Agreement for Janus Triton Fund dated December 2, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(dddd) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(74)	Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(eeee) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(75)	Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ffff) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(76)	Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(gggg) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(77)	Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(78)	Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(iiii) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(79)	Investment Advisory Agreement for Janus Contrarian Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(jjjj) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(80)	Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(kkkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(81)	Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(llll) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(82)	Investment Advisory Agreement for Janus Research Fund dated December 2, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(mmmm) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(83)	Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(nnnn) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(84)	Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(oooo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(85)	Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(pppp) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(86)	Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(qqqq) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(87)	Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(rrrr) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(88)	Investment Advisory Agreement for Janus Flexible Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ssss) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(89)	Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(tttt) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(90)	Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(uuuu) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(91)	Investment Advisory Agreement for Janus Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(wwww) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(92)	Investment Advisory Agreement for Janus Government Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(xxxx) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(93)	Sub-Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(aaaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(94)	Form of Amendment to Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(bbbbb) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(95)	Form of Amendment to Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ccccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(d)(96)	Amendment to Investment Advisory Agreement for Janus Balanced Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ddddd) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(97)	Amendment to Investment Advisory Agreement for Janus Contrarian Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(eeeee) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(98)	Amendment to Investment Advisory Agreement for Janus Core Equity Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(fffff) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(99)	Amendment to Investment Advisory Agreement for Janus Enterprise Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ggggg) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(100)	Amendment to Investment Advisory Agreement for Janus Flexible Bond Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(iiiii) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(101)	Amendment to Investment Advisory Agreement for Janus Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(jjjjj) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(102)	Amendment to Investment Advisory Agreement for Janus Global Life Sciences Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(kkkkk) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(103)	Amendment to Investment Advisory Agreement for Janus Global Opportunities Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(lllll) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(104)	Amendment to Investment Advisory Agreement for Janus Global Technology Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(mmmmm) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(105)	Amendment to Investment Advisory Agreement for Janus Growth and Income Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(nnnnn) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(106)	Amendment to Investment Advisory Agreement for Janus High-Yield Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ooooo) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(107)	Amendment to Investment Advisory Agreement for Janus Mercury Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ppppp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(108)	Amendment to Investment Advisory Agreement for Janus Mid Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(qqqqq) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(109)	Amendment to Investment Advisory Agreement for Janus Orion Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(rrrrr) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(110)	Amendment to Investment Advisory Agreement for Janus Overseas Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(sssss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(111)	Amendment to Investment Advisory Agreement for Janus Research Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ttttt) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(112)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Stock Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(uuuuu) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(113)	Amendment to Investment Advisory Agreement for Janus Short-Term Bond Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(vvvvv) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(114)	Amendment to Investment Advisory Agreement for Janus Small Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(wwwww) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(115)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Conservative dated June 14, 2006 is incorporated herein by reference to Exhibit 4(xxxxx) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(116)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Growth dated June 14, 2006 is incorporated herein by reference to Exhibit 4(yyyyy) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(117)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Moderate dated June 14, 2006 is incorporated herein by reference to Exhibit 4(zzzzz) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(118)	Amendment to Investment Advisory Agreement for Janus Triton Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(aaaaaa) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(119)	Amendment to Investment Advisory Agreement for Janus Twenty Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(bbbbbb) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(120)	Amendment to Investment Advisory Agreement for Janus Venture Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(cccccc) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(121)	Amendment to Investment Advisory Agreement for Janus Worldwide Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(dddddd) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(122)	Amendment to Sub-Advisory Agreement for Janus Mid Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(eeeeee) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(123)	Amendment to Sub-Advisory Agreement for Janus Small Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ffffff) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(124)	Amendment to Investment Advisory Agreement for Janus Core Equity Fund dated June 30, 2006 is incorporated herein by reference to Exhibit 4(gggggg) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(d)(125)	Amendment to Investment Advisory Agreement for Janus Mercury Fund dated December 31, 2006 is incorporated herein by reference to Exhibit 4(iiiiii) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).
(d)(126)	Amendment to Investment Advisory Agreement for Janus Research Fund dated December 31, 2006 is incorporated herein by reference to Exhibit 4(jjjjjj) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).
(d)(127)	Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund dated January 1, 2008 is incorporated herein by reference to Exhibit 4(kkkkkk) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).
(d)(128)	Amended and Restated Investment Advisory Agreement for Perkins Mid Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(llllll) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(d)(129)	Amended and Restated Investment Advisory Agreement for Perkins Small Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(mmmmmm) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(130)	Sub-Advisory Agreement for Perkins Mid Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(nnnnnn) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(d)(131)	Sub-Advisory Agreement for Perkins Small Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(oooooo) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(d)(132)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Stock Fund, dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(132) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(133)	Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund, dated December 9, 2008, is incorporated herein by reference to Exhibit (d)(133) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(134)	Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund, dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(134) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(135)	Form of Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund is incorporated herein by reference to Exhibit (d)(135) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(136)	Form of Amendment to Investment Advisory Agreement for Janus Contrarian Fund is incorporated herein by reference to Exhibit (d)(136) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(137)	Form of Amendment to Investment Advisory Agreement for Janus Global Research Fund is incorporated herein by reference to Exhibit (d)(137) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(138)	Form of Amendment to Investment Advisory Agreement for Janus Research Fund is incorporated herein by reference to Exhibit (d)(138) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(139)	Form of Amendment to Investment Advisory Agreement for Janus Worldwide Fund is incorporated herein by reference to Exhibit (d)(139) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(140)	Form of Amendment to Investment Advisory Agreement for Perkins Mid Cap Value Fund is incorporated herein by reference to Exhibit (d)(140) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(141)	Form of Amendment to Investment Advisory Agreement for Perkins Small Cap Value Fund is incorporated herein by reference to Exhibit (d)(141) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(142)	Form of Amended and Restated Investment Advisory Agreement for Janus Flexible Bond Fund is incorporated herein by reference to Exhibit (d)(142) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(143)	Form of Investment Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(143) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(144)	Form of Investment Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(144) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(145)	Form of Investment Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(145) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(146)	Form of Investment Advisory Agreement for Janus Forty Fund is incorporated herein by reference to Exhibit (d) (146) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(147)	Form of Investment Advisory Agreement for Janus Global Real Estate Fund is incorporated herein by reference to Exhibit (d)(147) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(148)	Form of Investment Advisory Agreement for Janus International Equity Fund is incorporated herein by reference to Exhibit (d)(148) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(149)	Form of Investment Advisory Agreement for Janus International Forty Fund is incorporated herein by reference to Exhibit (d)(149) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(150)	Form of Investment Advisory Agreement for Janus Long/Short Fund is incorporated herein by reference to Exhibit (d)(150) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(151)	Form of Investment Advisory Agreement for Janus Modular Portfolio Construction Fund is incorporated herein by reference to Exhibit (d)(151) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(152)	Form of Investment Advisory Agreement for Perkins Large Cap Value Fund is incorporated herein by reference to Exhibit (d)(152) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(153)	Form of Sub-Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(153) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(154)	Form of Sub-Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(154) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(155)	Form of Sub-Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(155) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(156)	Form of Sub-Advisory Agreement for Perkins Large Cap Value Fund is incorporated herein by reference to Exhibit (d)(156) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(157)	Amended and Restated Investment Advisory Agreement for Janus Forty Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(157) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(d)(158)	Amended and Restated Investment Advisory Agreement for Janus Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(158) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(d)(159)	Amended and Restated Investment Advisory Agreement for Janus Global Real Estate Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(159) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(d)(160)	Amended and Restated Investment Advisory Agreement for Janus Overseas Fund dated August 1, 2010 is incorporated herein by reference to Exhibit (d)(160) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(d)(161)	Amended and Restated Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(161) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(d)(162)	Amended and Restated Investment Advisory Agreement for Perkins Global Value Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(162) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(d)(163)	Sub-Advisory Agreement for Perkins Global Value Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(163) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(164)	Form of Investment Advisory Agreement for Perkins Value Plus Income Fund is incorporated herein by reference to Exhibit (d)(164) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(d)(165)	Form of Sub-Advisory Agreement for Perkins Value Plus Income Fund is incorporated herein by reference to Exhibit (d)(165) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(d)(166)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio – Conservative dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(166) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).
(d)(167)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio – Growth dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(167) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).
(d)(168)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio – Moderate dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(168) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).
(d)(169)	Amendment to Investment Advisory Agreement for Janus Modular Portfolio Construction Fund dated September 15, 2010 is incorporated herein by reference to Exhibit (d)(169) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(d)(170)	Amendment to Investment Advisory Agreement for Janus Orion Fund dated September 15, 2010 is incorporated herein by reference to Exhibit (d)(170) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(d)(171)	Form of Investment Advisory Agreement for Janus Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(171) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(d)(172)	Form of Investment Advisory Agreement for Janus Global Bond Fund is incorporated herein by reference to Exhibit (d)(172) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(d)(173)	Amendment to Investment Advisory Agreement for Janus Growth and Income Fund dated June 24, 2010 is incorporated herein by reference to Exhibit (d)(173) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(174)	Amended and Restated Investment Advisory Agreement for Janus Overseas Fund dated August 1, 2010 is incorporated herein by reference to Exhibit (d)(174) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(175)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(175) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(176)	Amendment to Investment Advisory Agreement for Janus Contrarian Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(176) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(177)	Amendment to Investment Advisory Agreement for Janus Forty Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(177) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(178)	Amendment to Investment Advisory Agreement for Janus Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(178) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(179)	Amendment to Investment Advisory Agreement for Janus Global Real Estate Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(179) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(180)	Amendment to Investment Advisory Agreement for Janus Global Research Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(180) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(181)	Amendment to Investment Advisory Agreement for Janus International Equity Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(181) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(182)	Amendment to Investment Advisory Agreement for Janus Overseas Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(182) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(183)	Amendment to Investment Advisory Agreement for Janus Research Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(183) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(184)	Amendment to Investment Advisory Agreement for Janus Twenty Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(184) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(185)	Amendment to Investment Advisory Agreement for Janus Worldwide Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(185) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(186)	Amendment to Investment Advisory Agreement for Perkins Global Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(186) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(187)	Amendment to Investment Advisory Agreement for Perkins Large Cap Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(187) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(188)	Amendment to Investment Advisory Agreement for Perkins Mid Cap Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(188) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(189)	Amendment to Investment Advisory Agreement for Perkins Small Cap Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(189) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(190)	Investment Advisory Agreement for Janus Emerging Markets Fund dated December 28, 2010 is incorporated herein by reference to Exhibit (d)(190) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(d)(191)	Form of Investment Advisory Agreement for Janus Protected Growth Fund is incorporated herein by reference to Exhibit (d)(191) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).
(d)(192)	Form of Investment Advisory Agreement for Janus Real Return Allocation Fund is incorporated herein by reference to Exhibit (d)(192) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(d)(193)	Form of Investment Advisory Agreement for Janus Real Return Subsidiary, Ltd. is incorporated herein by reference to Exhibit (d)(193) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(d)(194)	Form of Sub-Advisory Agreement for Janus Real Return Allocation Fund is incorporated herein by reference to Exhibit (d)(194) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(d)(195)	Form of Sub-Advisory Agreement for Janus Real Return Subsidiary, Ltd. is incorporated herein by reference to Exhibit (d)(195) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(d)(196)	Form of Investment Advisory Agreement for Janus Asia Equity Fund is incorporated herein by reference to Exhibit (d)(196) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(d)(197)	Form of Sub-Advisory Agreement for Janus Asia Equity Fund is incorporated herein by reference to Exhibit (d) (197) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).
(d)(198)	Form of Investment Advisory Agreement for Janus Protected Series – Growth is incorporated herein by reference to Exhibit (d)(198) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).
(d)(199)	Amendment to Investment Advisory Agreement for Janus Long/Short Fund, dated September 30, 2011, is incorporated herein by reference to Exhibit (d)(199) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).
(d)(200)	Amendment to Investment Advisory Agreement for Janus Dynamic Allocation Fund, dated September 30, 2011, is incorporated herein by reference to Exhibit (d)(200) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).
(d)(201)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(201) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(202)	Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Core Fund is incorporated herein by reference to Exhibit (d)(202) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(203)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Growth Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(203) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(204)	Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(204) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(205)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed International Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(205) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(206)	Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(206) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(207)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Value Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(207) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(208)	Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(208) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(209)	Form of Investment Advisory Agreement for INTECH Global Dividend Fund is incorporated herein by reference to Exhibit (d)(209) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(210)	Form of Sub-Advisory Agreement for INTECH Global Dividend Fund is incorporated herein by reference to Exhibit (d)(210) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(d)(211)	Form of Investment Advisory Agreement for Perkins Select Value Fund is incorporated herein by reference to Exhibit (d)(211) to Post-Effective Amendment No. 167, filed on December 15, 2011 (File No. 2-34393).
(d)(212)	Form of Sub-Advisory Agreement for Perkins Select Value Fund is incorporated herein by reference to Exhibit (d)(212) to Post-Effective Amendment No. 167, filed on December 15, 2011 (File No. 2-34393).

(d)(213)	Form of Investment Advisory Agreement for Janus Protected Series – Global is incorporated herein by reference to Exhibit (d)(213) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).
(d)(214)	Amendment to Investment Advisory Agreement for Janus Real Return Allocation Fund, dated October 15, 2012, is incorporated herein by reference to Exhibit (d)(214) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).
(d)(215)	Sub-Advisory Agreement for Janus Emerging Markets Fund, dated August 20, 2012, is incorporated herein by reference to Exhibit (d)(215) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).
(d)(216)	Form of Investment Advisory Agreement for Janus Diversified Alternatives Fund is incorporated herein by reference to Exhibit (d)(216) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).
(d)(217)	Form of Investment Advisory Agreement for Janus Diversified Alternatives Subsidiary, Ltd. is incorporated herein by reference to Exhibit (d)(217) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).
(d)(218)	Form of Sub-Advisory Agreement for Janus International Equity Fund is incorporated herein by reference to Exhibit (d)(218) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(d)(219)	Amendment to Sub-Advisory Agreement for Perkins Global Value Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(219) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(d)(220)	Amendment to Sub-Advisory Agreement for Perkins Large Cap Value Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(220) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(d)(221)	Amendment to Sub-Advisory Agreement for Perkins Mid Cap Value Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(221) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(d)(222)	Amendment to Sub-Advisory Agreement for Perkins Small Cap Value Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(222) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(d)(223)	Amendment to Sub-Advisory Agreement for Perkins Value Plus Income Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(223) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(d)(224)	Sub-Advisory Agreement for Janus International Equity Fund, as amended March 14, 2013, is incorporated herein by reference to Exhibit (d)(224) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(d)(225)	Amendment to Investment Advisory Agreement for Janus Conservative Allocation Fund, dated February 15, 2013, is incorporated herein by reference to Exhibit (d)(225) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(d)(226)	Amendment to Investment Advisory Agreement for Janus Growth Allocation Fund, dated February 15, 2013, is incorporated herein by reference to Exhibit (d)(226) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(d)(227)	Amendment to Investment Advisory Agreement for Janus Moderate Allocation Fund, dated February 15, 2013, is incorporated herein by reference to Exhibit (d)(227) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(d)(228)	Amendment to Investment Advisory Agreement for Janus Worldwide Fund, dated March 18, 2013, is incorporated herein by reference to Exhibit (d)(228) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(d)(229)	Investment Advisory Agreement for Perkins International Value Fund, dated April 1, 2013, is incorporated herein by reference to Exhibit (d)(229) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(d)(230)	Sub-Advisory Agreement for Perkins International Value Fund, dated April 1, 2013, is incorporated herein by reference to Exhibit (d)(230) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(d)(231)	Form of Amendment to Investment Advisory Agreement for Janus Protected Series – Global is incorporated herein by reference to Exhibit (d)(231) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(d)(232)	Form of Amendment to Investment Advisory Agreement for Janus Protected Series – Growth is incorporated herein by reference to Exhibit (d)(232) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(d)(233)	Form of Investment Advisory Agreement for Janus Multi-Sector Income Fund is incorporated herein by reference to Exhibit (d)(233) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).
(d)(234)	Form of Investment Advisory Agreement for Janus Unconstrained Bond Fund is incorporated herein by reference to Exhibit (d)(234) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).
(d)(235)	Sub-Advisory Agreement for Janus International Equity Fund, as amended May 7, 2014, is incorporated herein by reference to Exhibit (d)(235) to Post-Effective Amendment No. 205, filed on August 11, 2014 (File No. 2-34393).
(d)(236)	Amendment to Investment Advisory Agreement for Janus Unconstrained Bond Fund, dated October 6, 2014, is incorporated herein by reference to Exhibit (d)(236) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).
(d)(237)	Form of Investment Advisory Agreement for INTECH Emerging Markets Managed Volatility Fund is incorporated herein by reference to Exhibit (d)(237) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).
(d)(238)	Form of Sub-Advisory Agreement for INTECH Emerging Markets Managed Volatility Fund is incorporated herein by reference to Exhibit (d)(238) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).
(d)(239)	Amendment to Investment Advisory Agreement for INTECH Global Dividend Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(239) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(d)(240)	Amendment to Sub-Advisory Agreement for INTECH Global Dividend Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(240) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(d)(241)	Amendment to Investment Advisory Agreement for INTECH International Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(241) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(d)(242)	Amendment to Sub-Advisory Agreement for INTECH International Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(242) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(d)(243)	Amendment to Investment Advisory Agreement for INTECH U.S. Growth Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(243) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(d)(244)	Amendment to Sub-Advisory Agreement for INTECH U.S. Growth Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(244) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(d)(245)	Amendment to Investment Advisory Agreement for INTECH U.S. Value Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(245) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(d)(246)	Amendment to Sub-Advisory Agreement for INTECH U.S. Value Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(246) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(d)(247)	Form of Investment Advisory Agreement for Janus Adaptive Global Allocation Fund is incorporated herein by reference to Exhibit (d)(247) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).
(d)(248)	Form of Investment Advisory Agreement for Janus Global Unconstrained Bond Subsidiary, Ltd. is incorporated herein by reference to Exhibit (d)(248) to Post-Effective Amendment No. 236, filed on October 28, 2016 (File No. 2-34393).
(d)(249)	Form of Investment Advisory Agreement for Janus Henderson Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(249) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(250)	Form of Investment Sub-Advisory Agreement for Janus Henderson Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(250) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(251)	Form of Investment Advisory Agreement for Janus Henderson International Opportunities Fund is incorporated herein by reference to Exhibit (d)(251) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(252)	Form of Investment Sub-Advisory Agreement for Janus Henderson International Opportunities Fund is incorporated herein by reference to Exhibit (d)(252) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(253)	Form of Investment Advisory Agreement for Janus Henderson Global Equity Income Fund is incorporated herein by reference to Exhibit (d)(253) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(254)	Form of Investment Sub-Advisory Agreement for Janus Henderson Global Equity Income Fund is incorporated herein by reference to Exhibit (d)(254) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(255)	Form of Investment Advisory Agreement for Janus Henderson European Focus Fund is incorporated herein by reference to Exhibit (d)(255) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(256)	Form of Investment Sub-Advisory Agreement for Janus Henderson European Focus Fund is incorporated herein by reference to Exhibit (d)(256) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(257)	Form of Investment Advisory Agreement for Janus Henderson Strategic Income Fund is incorporated herein by reference to Exhibit (d)(257) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(258)	Form of Investment Sub-Advisory Agreement for Janus Henderson Strategic Income Fund is incorporated herein by reference to Exhibit (d)(258) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(259)	Form of Investment Advisory Agreement for Janus Henderson All Asset Fund is incorporated herein by reference to Exhibit (d)(259) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(260)	Form of Investment Sub-Advisory Agreement for Janus Henderson All Asset Fund is incorporated herein by reference to Exhibit (d)(260) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(261)	Form of Investment Advisory Agreement for Janus Henderson International Long/Short Equity Fund is incorporated herein by reference to Exhibit (d)(261) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(262)	Form of Investment Sub-Advisory Agreement for Janus Henderson International Long/Short Equity Fund is incorporated herein by reference to Exhibit (d)(262) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(263)	Form of Investment Advisory Agreement for Janus Henderson Dividend & Income Builder Fund is incorporated herein by reference to Exhibit (d)(263) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(264)	Form of Investment Sub-Advisory Agreement for Janus Henderson Dividend & Income Builder Fund is incorporated herein by reference to Exhibit (d)(264) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(265)	Form of Investment Advisory Agreement for Janus Henderson U.S. Growth Opportunities Fund is incorporated herein by reference to Exhibit (d)(265) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(266)	Form of Investment Sub-Advisory Agreement for Janus Henderson U.S. Growth Opportunities Fund is incorporated herein by reference to Exhibit (d)(266) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(267)	Form of Investment Advisory Agreement for Janus Henderson International Small Cap Fund is incorporated herein by reference to Exhibit (d)(267) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
(d)(268)	Form of Investment Sub-Advisory Agreement for Janus Henderson International Small Cap Fund is incorporated herein by reference to Exhibit (d)(268) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
Exhibit (e) – Underwriting Contracts

(e)(1)	Distribution Agreement between Janus Investment Fund and Janus Distributors, Inc., dated July 1, 1997, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(e)(2)	Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).
(e)(3)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 14, 2006, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(e)(4)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated January 1, 2008, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).
(e)(5)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(e)(6)	Form of Intermediary Services Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(e)(7)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(e)(8)	Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated May 31, 2012, is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).
Exhibit (f) – Bonus or Profit Sharing Contracts (Not Applicable)
Exhibit (g) – Custodian Agreements
(g)(1)	Global Custody Services Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. dated March 15, 1999 is incorporated herein by reference to Exhibit 7(q) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).
(g)(2)	Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(u) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).
(g)(3)	Foreign Custody Manager Addendum to Global Custodial Services Agreement dated December 5, 2000 is incorporated herein by reference to Exhibit 7(v) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).
(g)(4)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(w) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).
(g)(5)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(x) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).
(g)(6)	Form of Letter Agreement regarding Citibank, N.A. Custodian Contract is incorporated herein by reference to Exhibit 7(cc) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(g)(7)	Form of Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(dd) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).
(g)(8)	Amendment to Custodian Contract dated January 21, 2005, between Janus Investment Fund, on behalf of its Portfolios, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(ii) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).
(g)(9)	Amendment to Global Custodial Services Agreement dated January 14, 2005, between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. is incorporated herein by reference to Exhibit 7(jj) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).
(g)(10)	Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(g)(11)	Form of Letter Agreement in regards to Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate and Janus Smart Portfolio – Conservative, with State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(g)(12)	Form of Letter Agreement with State Street Bank and Trust Company regarding Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 7(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(g)(13)	Letter Agreement in regards to Janus Core Equity Fund, with State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(pp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(g)(14)	Form of Letter Agreement with regard to INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Forty Fund, Janus Global Real Estate Fund, Janus International Equity Fund, Janus International Forty Fund, Janus Long/Short Fund, Janus Modular Portfolio Construction Fund, and Perkins Large Cap Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(14) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(g)(15)	Letter Agreement with regard to Janus Money Market Fund and Janus Government Money Market Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(15) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(g)(16)	Form of Letter Agreement with regard to Perkins Value Plus Income Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(16) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(g)(17)	Letter Agreement with regard to Janus Emerging Markets Fund and Janus Global Bond Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(17) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(g)(18)	Form of Letter Agreement with regard to Janus Protected Growth Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(18) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(g)(19)	Form of Letter Agreement with regard to Janus Protected Series – Growth with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(19) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).
(g)(20)	Form of Letter Agreement with regard to Janus Real Return Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(20) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(g)(21)	Form of Letter Agreement with regard to Janus Asia Equity Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(21) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).
(g)(22)	Letter Agreement with regard to Janus Smart Portfolio-Growth, Janus Smart Portfolio-Moderate, and Janus Smart Portfolio-Conservative with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(22) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(g)(23)	Letter Agreement with regard to Janus Modular Portfolio Construction Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(23) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(g)(24)	Letter Agreement with regard to Janus Orion Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(24) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(g)(25)	Letter Agreement with regard to Janus Dynamic Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(25) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(g)(26)	Letter Agreement with regard to Janus Long/Short Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(26) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(g)(27)	Letter Agreement with regard to INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, and INTECH Risk-Managed Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(27) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(g)(28)	Letter Agreement with regard to INTECH Global Dividend Fund and Perkins Select Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(28) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(g)(29)	Letter Agreement with regard to Janus Protected Series – Global with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(29) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).
(g)(30)	Letter Agreement with regard to Janus Real Return Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(30) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).
(g)(31)	Form of Letter Agreement with regard to Janus Diversified Alternatives Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(31) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(g)(32)	Letter Agreement with regard to Janus Conservative Allocation Fund, Janus Moderate Allocation Fund, and Janus Growth Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(32) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(g)(33)	Form of Letter Agreement with regard to Janus Worldwide Fund and Janus Global Research Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(33) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(g)(34)	Form of Letter Agreement with regard to Perkins International Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(34) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(g)(35)	Form of Letter Agreement with regard to Janus Protected Series – Global and Janus Protected Series – Growth with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(35) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(g)(36)	Form of Letter Agreement with regard to Janus Multi-Sector Income Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(36) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).
(g)(37)	Form of Letter Agreement with regard to Janus Unconstrained Bond Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(37) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).
(g)(38)	Letter Agreement with regard to Janus Unconstrained Bond Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(38) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).
(g)(39)	Form of Letter Agreement with regard to INTECH Emerging Markets Managed Volatility Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(39) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).
(g)(40)	Letter Agreement with regard to INTECH U.S. Value Fund, INTECH U.S. Growth Fund, INTECH Global Dividend Fund, and INTECH International Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(40) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(g)(41)	Form of Letter Agreement with regard to Janus Adaptive Global Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(41) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).
(g)(42)	Form of Letter Agreement with regard to Janus Henderson International Opportunities Fund, Janus Henderson Global Equity Income Fund, Janus Henderson European Focus Fund, Janus Henderson Strategic Income Fund, Janus Henderson All Asset Fund, Janus Henderson International Long/Short Equity Fund and Janus Henderson Dividend & Income Builder Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(42) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).
Exhibit (h) – Other Material Contracts
(h)(1)	Form of Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(h)(2)	Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).
(h)(3)	Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(v) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).
(h)(4)	Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(w) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(h)(5)	Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 8(z) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(h)(6)	Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 8(aa) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(h)(7)	Letter Agreement dated September 17, 2003 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement and Janus Overseas Fund is incorporated herein by reference to Exhibit 8(bb) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).
(h)(8)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(h)(9)	Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Explorer Fund is incorporated herein by reference to Exhibit 8(vv) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).
(h)(10)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ww) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).
(h)(11)	Letter Agreement dated February 9, 2005, regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(h)(12)	Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Flexible Income Fund is incorporated herein by reference to Exhibit 8(yy) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(h)(13)	Form of Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate and Janus Smart Portfolio – Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(fff) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(h)(14)	Form of Letter Agreement regarding Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(kkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(h)(15)	Letter Agreement dated April 18, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(lll) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(16)	Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(mmm) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(h)(17)	Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8 (ooo) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(h)(18)	Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate, Janus Smart Portfolio – Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(ppp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(h)(19)	Letter Agreement dated November 1, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(sss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(h)(20)	Letter Agreement dated December 14, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ttt) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(h)(21)	Letter Agreement dated December 20, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uuu) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).
(h)(22)	Letter Agreement dated February 23, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xxx) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).
(h)(23)	First Amendment dated December 14, 2007 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(yyy) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).
(h)(24)	Letter Agreement dated December 21, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(zzz) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).
(h)(25)	Letter Agreement dated February 26, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(aaaa) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).
(h)(26)	Letter Agreement dated August 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(bbbb) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(h)(27)	Second Amendment dated October 2, 2008 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(cccc) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(28)	Letter Agreement dated October 2, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(dddd) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(h)(29)	Letter Agreement dated December 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(eeee) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(h)(30)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Adviser funds, is incorporated herein by reference to Exhibit (h)(30) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(31)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(31) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(32)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(32) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(33)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(33) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(34)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(34) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(35)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(36)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Fund, is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(37)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(37) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(38)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(38) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(39)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(39) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(40)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(40) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(41)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Research Core Fund, is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(42)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(42) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(43)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(43) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(44)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(44) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(45)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(45) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(46)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Growth Fund, is incorporated herein by reference to Exhibit (h)(46) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(47)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed International Fund, is incorporated herein by reference to Exhibit (h)(47) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(48)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Value Fund, is incorporated herein by reference to Exhibit (h)(48) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(49)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(49) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(50)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(50) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(51)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(51) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(52)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Forty Fund, is incorporated herein by reference to Exhibit (h)(52) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(53)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Long/Short Fund, is incorporated herein by reference to Exhibit (h)(53) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(54)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(54) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(55)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h)(55) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(56)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(56) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(57)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Growth Fund, is incorporated herein by reference to Exhibit (h)(57) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(58)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed International Fund, is incorporated herein by reference to Exhibit (h)(58) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(59)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Value Fund, is incorporated herein by reference to Exhibit (h)(59) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(60)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(60) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(61)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(61) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(62)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(62) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(63)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(63) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(64)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(64) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(65)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fund, is incorporated herein by reference to Exhibit (h)(65) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(66)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(66) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(67)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Research Fund, is incorporated herein by reference to Exhibit (h)(67) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(68)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(68) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(69)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(69) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(70)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(70) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(71)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Forty Fund, is incorporated herein by reference to Exhibit (h)(71) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(72)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Long/Short Fund, is incorporated herein by reference to Exhibit (h)(72) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(73)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(73) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(74)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(74) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(75)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(75) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(76)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Research Core Fund, is incorporated herein by reference to Exhibit (h)(76) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(77)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Short-Term Bond Fund, is incorporated herein by reference to Exhibit (h)(77) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(78)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio – Conservative, is incorporated herein by reference to Exhibit (h)(78) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(79)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio – Growth, is incorporated herein by reference to Exhibit (h)(79) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(80)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio – Moderate, is incorporated herein by reference to Exhibit (h)(80) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(81)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(81) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(82)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(82) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(83)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h)(83) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(84)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(84) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(85)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(85) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(86)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(86) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(h)(87)	Amendment dated February 23, 2007 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(87) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).
(h)(88)	Amendment dated February 23, 2007 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(88) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).
(h)(89)	Amendment dated February 27, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fundamental Equity Fund, is incorporated herein by reference to Exhibit (h)(89) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).
(h)(90)	Amendment dated February 27, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Stock Fund, is incorporated herein by reference to Exhibit (h)(90) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).
(h)(91)	Amendment dated July 6, 2009 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(91) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(92)	Amendment dated July 6, 2009 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(92) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).
(h)(93)	Amendment dated July 6, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(93) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).
(h)(94)	Amendment dated July 6, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(94) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).
(h)(95)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(95) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(h)(96)	Form of Amendment to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(96) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(h)(97)	Form of Amendment to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(97) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(h)(98)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h) (98) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(h)(99)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(99) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(h)(100)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(100) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(h)(101)	Letter Agreement dated July 1, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(101) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(h)(102)	Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Opportunities Fund, is incorporated herein by reference to Exhibit (h)(102) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(h)(103)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h)(103) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(h)(104)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h) (104) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(105)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(105) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(h)(106)	Letter Agreement dated August 2, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(106) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).
(h)(107)	Amendment dated August 2, 2010 to Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate, and Janus Smart Portfolio – Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(107) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).
(h)(108)	Amendment dated September 15, 2010 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(108) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(h)(109)	Amendment dated September 15, 2010 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(109) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(h)(110)	Letter Agreement dated September 15, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(110) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(h)(111)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(111) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(h)(112)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Bond Fund, is incorporated herein by reference to Exhibit (h)(112) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(h)(113)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(113) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(h)(114)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Bond Fund, is incorporated herein by reference to Exhibit (h)(114) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(h)(115)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(115) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(h)(116)	Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Research Core Fund and Janus Growth and Income Fund is incorporated herein by reference to Exhibit (h)(116) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
(h)(117)	Expense Limitation Agreement dated March 17, 2011 between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Growth Fund, is incorporated herein by reference to Exhibit (h)(117) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(h)(118)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Growth Fund, is incorporated herein by reference to Exhibit (h)(118) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).
(h)(119)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(119) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).
(h)(120)	Form of Capital Protection Agreement for Janus Protected Growth Fund is incorporated herein by reference to Exhibit (h)(120) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).
(h)(121)	Expense Limitation Agreement dated March 17, 2011 between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Venture Fund, is incorporated herein by reference to Exhibit (h)(121) to Post-Effective Amendment No. 148, filed on May 2, 2011 (File No. 2-34393).
(h)(122)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Growth, is incorporated herein by reference to Exhibit (h)(122) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).
(h)(123)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Growth, is incorporated herein by reference to Exhibit (h)(123) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).
(h)(124)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(124) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).
(h)(125)	Form of Capital Protection Agreement for Janus Protected Series – Growth is incorporated herein by reference to Exhibit (h)(125) to Post-Effective Amendment No. 150, filed on May 4, 2011 (File No. 2-34393).
(h)(126)	Form of Amended and Restated Parent Guaranty for Janus Protected Series – Growth is incorporated herein by reference to Exhibit (h)(126) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(h)(127)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Real Return Allocation Fund, is incorporated herein by reference to Exhibit (h)(127) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(h)(128)	Form of Administration Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Real Return Allocation Fund, is incorporated herein by reference to Exhibit (h)(128) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(h)(129)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(129) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(h)(130)	Form of Administration Servicing Agreement between State Street Bank and Trust Company and Janus Investment Fund is incorporated herein by reference to Exhibit (h)(130) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(h)(131)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Asia Equity Fund, is incorporated herein by reference to Exhibit (h)(131) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).
(h)(132)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(132) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(h)(133)	Form of Capital Protection Agreement for Janus Protected Series – Global is incorporated herein by reference to Exhibit (h)(133) to Post-Effective Amendment No. 162, filed on September 30, 2011 (File No. 2-34393).
(h)(134)	Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated June 23, 2011, is incorporated herein by reference to Exhibit (h)(134) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).
(h)(135)	Amendment dated September 28, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(135) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).
(h)(136)	Letter Agreement dated September 28, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(136) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(h)(137)	Amendment dated December 7, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(137) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(h)(138)	Form of Letter Agreement dated December 7, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(138) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(h)(139)	Letter Agreement dated December 15, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(139) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(h)(140)	Expense Limitation Agreement dated September 14, 2011, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Global Dividend Fund, is incorporated herein by reference to Exhibit (h) (140) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(h)(141)	Amendment dated December 15, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(141) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(h)(142)	Expense Limitation Agreement dated September 14, 2011, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Select Value Fund, is incorporated herein by reference to Exhibit (h)(142) to Post-Effective Amendment No. 167, filed on December 15, 2011 (File No. 2-34393).
(h)(143)	Expense Limitation Agreement dated September 14, 2011, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Global, is incorporated herein by reference to Exhibit (h)(143) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).
(h)(144)	Amended and Restated Parent Guaranty for Janus Protected Series – Global, dated September 29, 2011, is incorporated herein by reference to Exhibit (h)(144) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).
(h)(145)	Expense Limitation Agreement dated March 15, 2012, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Global Dividend Fund, is incorporated herein by reference to Exhibit (h) (145) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).

(h)(146)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(146) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).
(h)(147)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 10, 2010, is incorporated herein by reference to Exhibit (h)(147) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).
(h)(148)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(148) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).
(h)(149)	Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(149) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).
(h)(150)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 15, 2012, is incorporated herein by reference to Exhibit (h)(150) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).
(h)(151)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Diversified Alternatives Fund, is incorporated herein by reference to Exhibit (h)(151) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).
(h)(152)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(152) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).
(h)(153)	Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(153) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).
(h)(154)	Amendment No. 1 to the Capital Protection Agreement for Janus Protected Series – Growth, dated August 31, 2011, is incorporated herein by reference to Exhibit (h)(154) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(155)	Waiver and Amendment No. 2 to the Capital Protection Agreement for Janus Protected Series – Growth, dated November 4, 2011, is incorporated herein by reference to Exhibit (h)(155) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(156)	Waiver and Amendment No. 1 to the Capital Protection Agreement for Janus Protected Series – Global, dated November 8, 2012, is incorporated herein by reference to Exhibit (h)(156) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(157)	Waiver and Amendment No. 3 to the Capital Protection Agreement for Janus Protected Series – Growth, dated November 8, 2012, is incorporated herein by reference to Exhibit (h)(157) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(158)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Asia Equity Fund, is incorporated herein by reference to Exhibit (h)(158) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(159)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(159) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(160)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(160) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(161)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(161) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(162)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(162) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(163)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(163) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(164)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fund, is incorporated herein by reference to Exhibit (h)(164) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(165)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(165) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(166)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Research Fund, is incorporated herein by reference to Exhibit (h)(166) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(167)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Select Fund, is incorporated herein by reference to Exhibit (h)(167) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(168)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(168) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(169)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(169) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(170)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(170) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(171)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Global, is incorporated herein by reference to Exhibit (h)(171) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(172)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Growth, is incorporated herein by reference to Exhibit (h)(172) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(173)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(173) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(174)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Venture Fund, is incorporated herein by reference to Exhibit (h)(174) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(175)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(175) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).
(h)(176)	Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Global Research Fund and Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(176) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(177)	Form of Custody Agreement between HSBC and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(177) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(178)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated February 15, 2013, is incorporated herein by reference to Exhibit (h)(178) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(179)	Amendment dated February 15, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(179) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(180)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 18, 2013, is incorporated herein by reference to Exhibit (h)(180) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(181)	Amendment dated March 18, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(181) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(182)	Expense Limitation Agreement dated December 7, 2012, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins International Value Fund, is incorporated herein by reference to Exhibit (h)(182) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(183)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated April 1, 2013, is incorporated herein by reference to Exhibit (h)(183) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(184)	Amendment dated April 1, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(184) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(185)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(185) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(186)	Form of Amendment to Administration Agreement between Janus Capital Management LLC and Janus Investment Fund is incorporated herein by reference to Exhibit (h)(186) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(h)(187)	Form of Letter Agreement regarding Administration Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Real Return Fund is incorporated herein by reference to Exhibit (h) (187) to Post-Effective Amendment No. 191, filed on October 28, 2013 (File No. 2-34393).
(h)(188)	Form of Letter Agreement regarding Administration Servicing Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Real Return Fund is incorporated herein by reference to Exhibit (h)(188) to Post-Effective Amendment No. 191, filed on October 28, 2013 (File No. 2-34393).
(h)(189)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Global Dividend Fund, is incorporated herein by reference to Exhibit (h) (189) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(190)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH International Fund, is incorporated herein by reference to Exhibit (h)(190) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(191)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH U.S. Core Fund, is incorporated herein by reference to Exhibit (h)(191) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(192)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH U.S. Growth Fund, is incorporated herein by reference to Exhibit (h)(192) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(193)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH U.S. Value Fund, is incorporated herein by reference to Exhibit (h)(193) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(194)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(194) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(195)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Allocation Fund – Conservative, is incorporated herein by reference to Exhibit (h)(195) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(196)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Allocation Fund – Growth, is incorporated herein by reference to Exhibit (h)(196) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(197)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Allocation Fund – Moderate, is incorporated herein by reference to Exhibit (h)(197) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(198)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Bond Fund, is incorporated herein by reference to Exhibit (h)(198) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(199)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(199) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(200)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Real Return Fund, is incorporated herein by reference to Exhibit (h)(200) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(201)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Short-Term Bond Fund, is incorporated herein by reference to Exhibit (h)(201) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(202)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h) (202) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(203)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(203) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(204)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Select Value Fund, is incorporated herein by reference to Exhibit (h)(204) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(205)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(205) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(206)	Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h) (206) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(207)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(207) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(208)	Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(208) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(h)(209)	Expense Limitation Agreement dated November 7, 2013 between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Multi-Sector Income Fund, is incorporated herein by reference to Exhibit (h) (209) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).
(h)(210)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(210) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).

(h)(211)	Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(211) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).
(h)(212)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Unconstrained Bond Fund, is incorporated herein by reference to Exhibit (h)(212) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).
(h)(213)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(213) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).
(h)(214)	Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(214) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).
(h)(215)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 6, 2014, is incorporated herein by reference to Exhibit (h)(215) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).
(h)(216)	Amendment dated October 6, 2014 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(216) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).
(h)(217)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Emerging Markets Managed Volatility Fund, is incorporated herein by reference to Exhibit (h)(217) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).
(h)(218)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(218) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).
(h)(219)	Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(219) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).
(h)(220)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Adaptive Global Allocation Fund, is incorporated herein by reference to Exhibit (h)(220) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).
(h)(221)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(221) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).
(h)(222)	Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(222) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).
(h)(223)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated December 11, 2015, is incorporated herein by reference to Exhibit (h)(223) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).

(h)(224)	Amendment dated December 11, 2015 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(224) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).
(h)(225)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated June 16, 2016, is incorporated herein by reference to Exhibit (h)(225) to Post-Effective Amendment No. 234, filed on August 15, 2016 (File No. 2-34393).
Exhibit (i) – Legal Opinion
(i)(1)	Opinion and Consent of Messrs. Davis, Graham & Stubbs with respect to shares of Janus Fund is incorporated herein by reference to Exhibit 10(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(i)(2)	Opinion and Consent of Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(i)(3)	Opinion and Consent of Counsel with respect to shares of Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(i)(4)	Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Twenty Fund is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(i)(5)	Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Venture Fund is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(i)(6)	Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Flexible Income Fund is incorporated herein by reference to Exhibit 10(f) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(i)(7)	Opinion and Consent of Counsel with respect to shares of Janus Overseas Fund is incorporated herein by reference to Exhibit 10(i) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(i)(8)	Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(j) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(i)(9)	Opinion and Consent of Counsel with respect to Institutional Shares of Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(i)(10)	Opinion and Consent of Counsel with respect to shares of Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 10(l) to Post-Effective Amendment No. 68, filed on September 14, 1995 (File No. 2-34393).
(i)(11)	Opinion and Consent of Counsel with respect to shares of Janus Equity Income Fund is incorporated herein by reference to Exhibit 10(m) to Post-Effective Amendment No. 72, filed on March 15, 1996 (File No. 2-34393).
(i)(12)	Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(o) to Post-Effective Amendment No. 76, filed on September 23, 1996 (File No. 2-34393).

(i)(13)	Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund filed as Exhibit 10(p) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.
(i)(14)	Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund and Janus Global Technology Fund is incorporated herein by reference to Exhibit 9(q) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).
(i)(15)	Opinion and Consent of Counsel with respect to shares of Janus Strategic Value Fund is incorporated herein by reference to Exhibit 9(r) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).
(i)(16)	Opinion and Consent of Counsel with respect to shares of Janus Orion Fund is incorporated herein by reference to Exhibit 9(s) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).
(i)(17)	Opinion and Consent of Counsel with respect to Janus Global Value Fund is incorporated herein by reference to Exhibit 9(u) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).
(i)(18)	Opinion and Consent of Counsel with respect to Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 9(w) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).
(i)(19)	Opinion and Consent of Counsel with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund dated April 17, 2003, is incorporated herein by reference to Exhibit 9(x) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).
(i)(20)	Opinion and Consent of Counsel with respect to Janus Explorer Fund and Janus Research Fund is incorporated herein by reference to Exhibit 9(y) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(i)(21)	Opinion and Consent of Counsel with respect to Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate and Janus Smart Portfolio – Conservative is incorporated herein by reference to Exhibit 9(z) to Post-Effective Amendment No. 116, filed on December 30, 2005 (File No. 2-34393).
(i)(22)	Opinion and Consent of Counsel with respect to Janus Investment Fund Class A, C, R, S, and I Shares, as applicable, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(22) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(23)	Opinion and Consent of Counsel with respect to Janus Forty Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(23) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(24)	Opinion and Consent of Counsel with respect to Janus Global Real Estate Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(24) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(25)	Opinion and Consent of Counsel with respect to INTECH Risk-Managed Growth Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(25) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(26)	Opinion and Consent of Counsel with respect to INTECH Risk-Managed International Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(26) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(27)	Opinion and Consent of Counsel with respect to INTECH Risk-Managed Value Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(27) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(28)	Opinion and Consent of Counsel with respect to Janus International Equity Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(28) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(29)	Opinion and Consent of Counsel with respect to Janus International Forty Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(29) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(30)	Opinion and Consent of Counsel with respect to Janus Long/Short Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(30) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(31)	Opinion and Consent of Counsel with respect to Janus Modular Portfolio Construction Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(31) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(32)	Opinion and Consent of Counsel with respect to Perkins Large Cap Value Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(32) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(i)(33)	Opinion and Consent of Counsel with respect to Perkins Value Plus Income Fund, dated July 30, 2010, is incorporated herein by reference to Exhibit (i)(33) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
(i)(34)	Opinion and Consent of Counsel with respect to Janus Emerging Markets Fund, dated December 28, 2010, is incorporated herein by reference to Exhibit (i)(34) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(i)(35)	Opinion and Consent of Counsel with respect to Janus Global Bond Fund, dated December 28, 2010, is incorporated herein by reference to Exhibit (i)(35) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(i)(36)	Opinion and Consent of Counsel with respect to Janus Protected Growth Fund, dated April 20, 2011, is incorporated herein by reference to Exhibit (i)(36) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).
(i)(37)	Opinion and Consent of Counsel with respect to Janus Protected Series – Growth, dated May 2, 2011, is incorporated herein by reference to Exhibit (i)(37) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).
(i)(38)	Opinion and Consent of Counsel with respect to Janus Real Return Allocation Fund, dated May 5, 2011, is incorporated herein by reference to Exhibit (i)(38) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(i)(39)	Opinion and Consent of Counsel with respect to Janus Asia Equity Fund, dated July 29, 2011, is incorporated herein by reference to Exhibit (i)(39) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).
(i)(40)	Opinion and Consent of Counsel with respect to INTECH Global Dividend Fund, dated December 15, 2011, is incorporated herein by reference to Exhibit (i)(40) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).
(i)(41)	Opinion and Consent of Counsel with respect to Perkins Select Value Fund, dated December 15, 2011, is incorporated herein by reference to Exhibit (i)(41) to Post-Effective Amend No. 167, filed on December 15, 2011 (File No. 2-34393).
(i)(42)	Opinion and Consent of Counsel with respect to Janus Protected Series – Global, dated December 15, 2011, is incorporated herein by reference to Exhibit (i)(42) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).
(i)(43)	Opinion and Consent of Counsel with respect to Janus Investment Fund Class N Shares, dated May 31, 2012, is incorporated herein by reference to Exhibit (i)(43) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).
(i)(44)	Opinion and Consent of Counsel with respect to Janus Diversified Alternatives Fund, dated December 27, 2012, is incorporated herein by reference to Exhibit (i)(44) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(i)(45)	Opinion and Consent of Counsel with respect to Perkins International Value Fund, dated March 28, 2013, is incorporated herein by reference to Exhibit (i)(45) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).
(i)(46)	Opinion and Consent of Counsel with respect to Janus Multi-Sector Income Fund, dated February 28, 2014, is incorporated herein by reference to Exhibit (i)(46) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).
(i)(47)	Opinion and Consent of Counsel with respect to Janus Unconstrained Bond Fund, dated May 27, 2014, is incorporated herein by reference to Exhibit (i)(47) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).
(i)(48)	Opinion and Consent of Counsel with respect to INTECH Emerging Markets Managed Volatility Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (i)(48) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).
(i)(49)	Opinion and Consent of Counsel with respect to Class D Shares of INTECH U.S. Managed Volatility Fund, dated December 22, 2014, is incorporated herein by reference to Exhibit (i)(49) to Post-Effective Amendment No. 213, filed on December 22, 2014 (File No. 2-34393).
(i)(50)	Opinion and Consent of Counsel with respect to Class R Shares of Janus Global Unconstrained Bond Fund, dated January 8, 2015, is incorporated herein by reference to Exhibit (i)(50) to Post-Effective Amendment No. 218, filed on February 6, 2015 (File No. 2-34393).
(i)(51)	Opinion and Consent of Counsel with respect to Class D Shares of INTECH International Managed Volatility Fund, dated April 24, 2015, is incorporated herein by reference to Exhibit (i)(51) to Post-Effective Amendment No. 223, filed on April 24, 2015 (File No. 2-34393).
(i)(52)	Opinion and Consent of Counsel with respect to Janus Adaptive Global Allocation Fund, dated June 23, 2015, is incorporated herein by reference to Exhibit (i)(52) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).
(i)(53)	Opinion and Consent of Counsel with respect to Class D Shares of Janus Forty Fund, dated January 26, 2017, is incorporated herein by reference to Exhibit (i)(53) to Post-Effective Amendment No. 241, filed on January 27, 2017 (File No. 2-34393).
(i)(54)	Opinion and Consent of Counsel with respect to Class N Shares of Janus Global Technology Fund, dated January 26, 2017, is incorporated herein by reference to Exhibit (i)(54) to Post-Effective Amendment No. 241, filed on January 27, 2017 (File No. 2-34393).
(i)(55)	Opinion and Consent of Counsel with respect to Class R Shares of Janus Research Fund, dated January 26, 2017, is incorporated herein by reference to Exhibit (i)(55) to Post-Effective Amendment No. 241, filed on January 27, 2017 (File No. 2-34393).
(i)(56)	Opinion and Consent of Counsel with respect to Janus Henderson Emerging Markets Fund, Janus Henderson International Opportunities Fund, Janus Henderson Global Equity Income Fund, Janus Henderson European Focus Fund, Janus Henderson Strategic Income Fund, Janus Henderson All Asset Fund, Janus Henderson International Long/Short Equity Fund, Janus Henderson Dividend & Income Builder Fund, Janus Henderson U.S. Growth Opportunities Fund, and Janus Henderson International Small Cap Fund, to be filed by amendment.
Exhibit (j) – Other Opinions
(j)(1)	Consent of PricewaterhouseCoopers LLP to be filed by amendment.
Exhibit (k) – Omitted Financial Statements
(k)(1)	BNP Statement of Financial Condition as of December 31, 2010, is incorporated herein by reference to Exhibit (k)(1) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(k)(2)	BNP Statement of Financial Condition as of December 31, 2011, is incorporated herein by reference to Exhibit (k)(2) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).
(k)(3)	BNP Statement of Financial Condition as of December 31, 2012, is incorporated herein by reference to Exhibit (k)(3) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).
(k)(4)	BNP Statement of Financial Condition as of December 31, 2013, is incorporated herein by reference to Exhibit (k)(4) to Post-Effective Amendment No. 210, filed on November 17, 2014 (File No. 2-34393).
(k)(5)	BNP Statement of Financial Condition as of December 31, 2014, is incorporated herein by reference to Exhibit (k)(5) to Post-Effective Amendment No. 229, filed on November 16, 2015 (File No. 2-34393).
Exhibit (l) – Initial Capital Agreements (Not Applicable)
Exhibit (m) – Rule 12b-1 Plan
(m)(1)	Form of Distribution and Shareholder Servicing Plan for Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(m)(2)	Form of Distribution and Shareholder Servicing Plan for Class C Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(m)(3)	Form of Distribution and Shareholder Servicing Plan for Class R Shares is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(m)(4)

Form of Distribution and Shareholder Servicing Plan for Class S Shares is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

Exhibit (n) – Rule 18f-3 Plan
(n)(1)	Form of plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund pursuant to Rule 18f-3 setting forth the separate arrangement and expense allocation of each class of such Funds filed as Exhibit 18 to Post-Effective Amendment No. 66, filed on April 13, 1995 (File No. 2-34393), has been withdrawn.
(n)(2)	Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(b) to Post-Effective Amendment No. 69, filed on September 28, 1995 (File No. 2-34393).
(n)(3)	Amended and Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(c) to Post-Effective Amendment No. 78, filed on December 16, 1996 (File No. 2-34393).
(n)(4)	Form of Amended and Restated Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated June 12, 2001 is incorporated herein by reference to Exhibit 14(d) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).
(n)(5)	Rule 18f-3 Plan for Janus Investment Fund with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 14(e) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).
(n)(6)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(n)(7)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(n)(8)	Form of Rule 18f-3 Plan for Janus Investment Fund with respect to the Money Market Funds is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(n)(9)	Amended Rule 18f-3 Plan, dated March 15, 2012, is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).
(n)(10)	Amended Rule 18f-3 Plan, dated June 16, 2016, is incorporated herein by reference to Exhibit (n)(10) to Post-Effective Amendment No. 234, filed on August 15, 2016 (File No. 2-34393).
Exhibit (o) – Reserved
Exhibit (p) – Codes of Ethics
(p)(1)	Janus Ethics Rules, revised February 18, 2009, are incorporated herein by reference to Exhibit 16(x) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(p)(2)	Form of Janus Ethics Rules, revised July 6, 2009, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(p)(3)	Janus Ethics Rules, revised August 25, 2009, are incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).
(p)(4)	Janus Ethics Rules, revised January 5, 2010, are incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(p)(5)	Appendix C to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).
(p)(6)	Appendix D to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).
(p)(7)	Janus Ethics Rules, revised August 3, 2010, are incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(p)(8)	Janus Ethics Rules, revised December 3, 2010, are incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(p)(9)	Janus Ethics Rules, revised March 17, 2011, are incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 144, filed on April 15, 2011 (File No. 2-34393).
(p)(10)	Form of Armored Wolf, LLC Personal Investment and Trading Policy, Statement on Insider Trading and Code of Ethics is incorporated herein by reference to Exhibit (p)(10) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).
(p)(11)	Janus Ethics Rules, revised June 23, 2011, are incorporated herein by reference to Exhibit (p)(11) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).
(p)(12)	Janus Ethics Rules, revised February 7, 2012, is incorporated herein by reference to Exhibit (p)(12) to Post-Effective Amendment No. 174, filed on March 23, 2012 (File No. 2-34393).

(p)(13)	Janus Ethics Rules, revised March 15, 2012, is incorporated herein by reference to Exhibit (p)(13) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).
(p)(14)	Janus Ethics Rules, revised May 6, 2014, is incorporated herein by reference to Exhibit (p)(14) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).
(p)(15)	Janus Ethics Rules, revised January 1, 2015, is incorporated herein by reference to Exhibit (p)(15) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(p)(16)	Janus Ethics Rules, revised March 12, 2015, is incorporated herein by reference to Exhibit (p)(16) to Post-Effective Amendment No. 222, filed on April 9, 2015 (File No. 2-34393).
(p)(17)	Janus Ethics Rules, revised January 1, 2016, is incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).
(p)(18)	Janus Ethics Rules, revised February 1, 2016, is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 234, filed on August 15, 2016 (File No. 2-34393).
Exhibit (q) – Power of Attorney
(q)(1)	Powers of Attorney, dated January 26, 2017, are incorporated herein by reference to Exhibit (q)(1) to Post-Effective Amendment No. 242, filed on February 16, 2017 (File No. 2-34393).

ITEM 29.         Persons Controlled by or Under Common Control with Registrant

The Board of Trustees of Janus Investment Fund is the same as that of Janus Aspen Series. Nonetheless, Janus Investment Fund takes the position that it is not under common control with Janus Aspen Series because the power residing in the respective boards arises as the result of an official position with each respective Trust.

In addition to serving as the investment adviser of Janus Investment Fund, Janus Capital Management LLC serves as the investment adviser of Clayton Street Trust, Janus Aspen Series, and Janus Detroit Street Trust, three registered open-end investment management companies. Additionally, the officers of Clayton Street Trust, Janus Aspen Series, Janus Investment Fund, and Janus Detroit Street Trust are substantially identical. Nonetheless, Janus Investment Fund takes the position that it is not under common control with such other Trusts because the power residing in the respective officers arises as a result of an official position with each respective Trust.

ITEM 30.              Indemnification

 Article VI of Janus Investment Fund’s (the “Trust”) Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined under the Investment Company Act of 1940, as amended, i.e., “Non-interested Trustees”) of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of Non-interested Trustees, or independent legal counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

 Additionally, each Non-interested Trustee has entered into an Indemnification Agreement with the Trust, which agreement provides that the Trust shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer, employee or authorized agent of the Trust to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The Indemnification Agreement cannot be altered without the consent of the Non-interested Trustee and the Trust. In addition, the Indemnification Agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the Indemnification Agreement does not protect a Non-interested Trustee against any liability to the Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 31.              Business and Other Connections of Investment Adviser

 The only business of Janus Capital Management LLC is to serve as the investment adviser and administrator of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. Business backgrounds of the principal executive officers of the investment adviser and their position(s) with the adviser and affiliated entities (in the last two years) are listed in Schedule A of the adviser’s Form ADV as filed with the Securities and Exchange Commission (File No. 801-13991, dated March 28, 2016, as amended July 15, 2016), which information from such schedule is incorporated herein by reference.

 The only business of INTECH Investment Management LLC (and its predecessors) (“INTECH”), Janus Capital Singapore Pte. Limited (“Janus Singapore”), and Perkins Investment Management LLC (and its predecessors) (“Perkins”) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered and unregistered investment companies. Business backgrounds of the principal executive officers of each subadviser and their position(s) with each respective subadviser and its affiliated entities (in the last two years) are listed in Schedule A of each subadviser’s Form ADV as filed with the Securities and Exchange Commission (INTECH – File No. 801-60987, dated February 2, 2017; Janus Singapore – File No. 801-72309, dated March 28, 2016; Perkins – File No. 801-62042, dated March 30, 2016, as amended April 28, 2016), which information from such schedule is incorporated herein by reference.

ITEM 32. Principal Underwriters

(a)	Janus Distributors LLC (“Janus Distributors”) serves as principal underwriter for the Registrant and Janus Aspen Series.

(b)	The principal business address, positions with Janus Distributors and positions with the Registrant of Bruce L. Koepfgen and David R. Kowalski, officers and directors of Janus Distributors, are also described under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. The principal executive officers of Janus Distributors are as follows:

Name	Position(s) with Janus Distributors
Nicholas J. Cherney	Senior Vice President
Michael Drew Elder	President
Richard Hoge	Vice President
Brennan A. Hughes	Chief Accounting Officer and Senior Vice President
Bruce L. Koepfgen	Executive Vice President
David R. Kowalski	Chief Compliance Officer and Senior Vice President
Karlene J. Lacy	Senior Vice President
Douglas J. Laird	Senior Vice President
Kristin B. Mariani	Vice President
Susan Oh	Senior Vice President
Michelle R. Rosenberg	Deputy General Counsel and Senior Vice President
Russell P. Shipman	Senior Vice President

Messrs. Cherney, Elder, Hoge, Hughes, Laird, and Shipman, and Mses. Lacy, Mariani, Oh, and Rosenberg do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

(c)	Not Applicable.

ITEM	33. Location of Accounts and Records

 The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, 720 South Colorado Blvd., Denver, Colorado 80206-1929, 520 Newport Center Drive, Suite 1420, Newport Beach, California 92660, and 580 California Street, Suite 1243, San Francisco, California 94104; Iron Mountain, 5151 E. 46th Avenue, Denver, Colorado 80216, 11333 E. 53rd Avenue, Denver, Colorado 80239, and 3576 Moline Street, Aurora, Colorado 80010; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; Janus Capital International Limited, City Point Center, 1 Ropemaker Street, 26th Floor, London, UK; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351, John Adams Building, 1776 Heritage Drive, North Quincy, Massachusetts 02171, and Josiah Quincy Building, 200 Newport Avenue, North Quincy, Massachusetts 02171; State Street Corporation, State Street Global Advisors, Inc., State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111; State Street Kansas City, 801 Pennsylvania Avenue, Tower 1, Kansas City, Missouri 64105; and Deutsche Bank AG, New York Branch, 1301 Avenue of the Americas, New York, New York 10019. Certain records relating to the day-to-day portfolio management of

INTECH Emerging Markets Managed Volatility Fund, INTECH Global Income Managed Volatility Fund, INTECH International Managed Volatility Fund, INTECH U.S. Core Fund, INTECH U.S. Managed Volatility Fund, and INTECH U.S. Managed Volatility Fund II are kept at the offices of the subadviser, INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. Certain records relating to the day-to-day portfolio management of Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund are kept at the offices of the subadviser, Janus Capital Singapore Pte. Limited, #36-02 AXA Tower, 8 Shenton Way, Singapore 068811. Certain records relating to the day-to-day portfolio management of Perkins Global Value Fund, Perkins International Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund are kept at the offices of the subadviser, Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

ITEM	34. Management Services

 The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM	35. Undertakings

 Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 23rd day of February, 2017.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	February 23, 2017

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	February 23, 2017

William F. McCalpin* William F. McCalpin	Chairman and Trustee	February 23, 2017

Alan A. Brown* Alan A. Brown	Trustee	February 23, 2017

William D. Cvengros* William D. Cvengros	Trustee	February 23, 2017

Raudline Etienne* Raudline Etienne	Trustee	February 23, 2017

Gary A. Poliner* Gary A. Poliner	Trustee	February 23, 2017

James T. Rothe* James T. Rothe	Trustee	February 23, 2017

William D. Stewart* William D. Stewart	Trustee	February 23, 2017

Linda S. Wolf* Linda S. Wolf	Trustee	February 23, 2017

/s/ Kathryn L. Santoro
*By:	Kathryn L. Santoro
Attorney-in-Fact

Pursuant to Powers of Attorney, dated January 26, 2017